Intangible Assets - Disclosure of Cash Generating Units With Significant Impairments Of Goodwill (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Specialist Agencies
Recoverable amount of asset or cash-generating unit			£ 5,574.2
Goodwill impairment	£ 37.9	£ 1.8	2,822.9
Wunderman Thompson | Global Integrated Agencies
Specialist Agencies
Recoverable amount of asset or cash-generating unit			1,956.8
Goodwill impairment			1,207.5
VMLY&R | Global Integrated Agencies
Specialist Agencies
Recoverable amount of asset or cash-generating unit			1,075.7
Goodwill impairment			516.9
Burson Cohn & Wolfe | Public Relations
Specialist Agencies
Recoverable amount of asset or cash-generating unit			790.2
Goodwill impairment			144.8
Geometry Global | Global Integrated Agencies
Specialist Agencies
Recoverable amount of asset or cash-generating unit			164.4
Goodwill impairment			305.8
Landor & Fitch | Specialist Agencies Segment [Member]
Specialist Agencies
Recoverable amount of asset or cash-generating unit			177.6
Goodwill impairment			185.4
Other
Specialist Agencies
Recoverable amount of asset or cash-generating unit			1,409.5
Goodwill impairment			£ 462.5